EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans [Abstract]
EMPLOYEE BENEFIT PLANS

12)       EMPLOYEE BENEFIT PLANS

Pension Plans

AXA Equitable sponsors a qualified defined benefit plan covering its eligible employees (including certain qualified part-time employees), managers and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plan. The Company also sponsors non-qualified defined benefit plans and post-retirement plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension plans.

For 2012, cash contributions by AXA Equitable and AllianceBernstein to their respective qualified pension plans were $260 million and $5 million. The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended by the Pension Protection Act of 2006 (the “Pension Act”), and not greater than the maximum it can deduct for Federal income tax purposes. Based on the funded status of the plans at December 31, 2012, no minimum contribution is required to be made in 2013 under ERISA, as amended by the Pension Act, but management is currently evaluating if it will make contributions during 2013. AllianceBernstein currently estimates that it will contribute $4 million to its pension plan during 2013.

Components of net periodic pension expense for the Company's qualified plans were as follows:

	2012	2011	2010

	(In Millions)

Service cost	$40	$41	$37
Interest cost	109	122	129
Expected return on assets	(146)	(120)	(115)
Actuarial (gain) loss	1	0	0
Net amortization	164	145	125
Plan amendments and additions	0	0	13
Net Periodic Pension Expense	$168	$188	$189

Changes in the Projected Benefit Obligation (“PBO”) of the Company's qualified plans were comprised of:

	December 31,
	2012	2011

	(In Millions)

Projected benefit obligation, beginning of year	$2,626	$2,424
Service cost	32	30
Interest cost	109	122
Actuarial (gains) losses	219	229
Benefits paid	(187)	(179)
Plan amendments and additions	(2)	0
Projected Benefit Obligation, End of Year	$2,797	$2,626

The following table discloses the change in plan assets and the funded status of the Company's qualified pension plans:

	December 31,
	2012	2011

	(In Millions)

Pension plan assets at fair value, beginning of year	$2,093	$1,529
Actual return on plan assets	231	77
Contributions	265	672
Benefits paid and fees	(193)	(185)
Pension plan assets at fair value, end of year	2,396	2,093
PBO	2,797	2,626
Excess of PBO Over Pension Plan Assets	$(401)	$(533)

Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $401 million and $533 million at December 31, 2012 and 2011, respectively. The aggregate PBO and fair value of pension plan assets for plans with PBOs in excess of those assets were $2,797 million and $2,396 million, respectively, at December 31, 2012 and $2,626 million and $2,093 million, respectively, at December 31, 2011. The aggregate accumulated benefit obligation and fair value of pension plan assets for pension plans with accumulated benefit obligations in excess of those assets were $2,761 million and $2,396 million, respectively, at December 31, 2012 and $2,593 million and $2,093 million, respectively, at December 31, 2011. The accumulated benefit obligation for all defined benefit pension plans was $2,761 million and $2,593 million at December 31, 2012 and 2011, respectively.

The following table discloses the amounts included in AOCI at December 31, 2012 and 2011 that have not yet been recognized as components of net periodic pension cost:

	December 31,
	2012	2011

	(In Millions)

Unrecognized net actuarial (gain) loss	$1,650	$1,679
Unrecognized prior service cost (credit)	4	7
Total	$1,654	$1,686

The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are $165 million and $1 million, respectively.

The following table discloses the allocation of the fair value of total plan assets for the qualified pension plans of the Company at December 31, 2012 and 2011:

	December 31,
	2012	2011

	(In Millions)

Fixed Maturities	52.8%	52.4%
Equity Securities	36.5	36.3
Equity real estate	8.4	9.3
Cash and short-term investments	2.3	2.0
Total	100.0%	100.0%

The primary investment objective of the qualified pension plan of AXA Equitable is to maximize return on assets, giving consideration to prudent risk. Guidelines regarding the allocation of plan assets for AXA Equitable's qualified pension plan are formalized by the Investment Committee established by the funded benefit plans of AXA Equitable and are designed with a long-term investment horizon. During 2012, AXA Equitable continued to implement an investment allocation strategy of the qualified defined benefit pension plan targeting 30%-40% equities, 50%-60% high quality bonds, and 0%-15% equity real estate and other investments. Exposure to real estate investments offers diversity to the total portfolio and long-term inflation protection.

In 2012, AXA Equitable's qualified pension plan continued to implement hedging strategies intended to lessen downside equity risk.  These hedging programs were initiated during fourth quarter 2008 and currently utilize derivative instruments, principally exchange-traded options contracts that are managed in an effort to reduce the economic impact of unfavorable changes in the equity markets.

The following tables disclose the fair values of plan assets and their level of observability within the fair value hierarchy for the qualified pension plans of the Company at December 31, 2012 and 2011, respectively.

December 31, 2012:	Level 1	Level 2	Level 3	Total

Asset Categories	(In Millions)
Fixed Maturities:
Corporate	$0	$849	$0	$849
U.S. Treasury, government and agency	0	410	0	410
States and political subdivisions	0	18	0	18
Other structured debt	0	0	5	5
Common and preferred equity	751	62	0	813
Mutual funds	35	0	0	35
Private real estate investment funds	0	0	3	3
Private real estate investment trusts	0	11	197	208
Cash and cash equivalents	25	0	0	25
Short-term investments	0	30	0	30
Total	$811	$1,380	$205	$2,396

December 31, 2011:	Level 1	Level 2	Level 3	Total

Asset Categories	(In Millions)
Fixed Maturities:
Corporate	$0	$797	$0	$797
U.S. Treasury, government and agency	0	275	0	275
States and political subdivisions	0	11	0	11
Other structured debt	0	0	6	6
Common and preferred equity	712	2	0	714
Mutual funds	33	0	0	33
Private real estate investment funds	0	0	4	4
Private investment trusts	0	29	183	212
Cash and cash equivalents	1	1	0	2
Short-term investments	7	32	0	39
Total	$753	$1,147	$193	$2,093

At December 31, 2012, assets classified as Level 1, Level 2, and Level 3 comprise approximately 33.9%, 57.5% and 8.6%, respectively, of qualified pension plan assets. At December 31, 2011, assets classified as Level 1, Level 2 and Level 3 comprised approximately 36.0%, 54.8% and 9.2%, respectively, of qualified pension plan assets. See Note 2 for a description of the fair value hierarchy. The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. Except for an investment of approximately $3 million in a private REIT through a pooled separate account, there are no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

The tables below present a reconciliation for all Level 3 qualified pension plan assets at December 31, 2012 and 2011, respectively.

		Private
		Real Estate	Private
	Fixed	Investment	Investment	Common
	Maturities(1)	Funds	Trusts	Equity	Total

	(In Millions)

Balance at January 1, 2012	$6	$4	$183	$0	$193
Actual return on plan assets:
Relating to assets still held
at December 31, 2012	0	0	14	0	14
Purchases/issues	0	0	0	0	0
Sales/settlements	(1)	(1)	0	0	(2)
Transfers into/out of Level 3	0	0	0	0	0
Balance at December 31, 2012	$5	$3	$197	$0	$205

Balance at January 1, 2011	$6	$13	$163	$0	$182
Actual return on plan assets:
Relating to assets still held
at December 31, 2011	0	3	20	0	23
Purchases/issues	0	0	0	1	1
Sales/settlements	0	(12)	0	(1)	(13)
Transfers into/out of Level 3	0	0	0	0	0
Balance at December 31, 2011	$6	$4	$183	$0	$193

(1)       Includes commercial mortgage- and asset-backed securities and other structured debt.

The discount rate assumptions used by the Company to measure the benefits obligations and related net periodic cost of its qualified pension plans reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the Company's qualified pension plans were discounted using a published high-quality bond yield curve. The discount rate used to measure each of the benefits' obligations at December 31, 2012 and 2011 represents the level equivalent spot discount rate that produces the same aggregate present value measure of the total benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2012 and 2011.

	2012	2011

Discount rates:
Benefit obligation	3.50%	4.25%
Periodic cost	4.25%	5.25%

Rates of compensation increase:
Benefit obligation and periodic cost	6.00%	6.00%

Expected long-term rates of return on pension plan assets (periodic cost)	6.75%	6.75%

The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

Prior to 1987, participants' benefits under AXA Equitable's qualified plan were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $12 million, $13 million and $14 million for 2012, 2011 and 2010, respectively.

The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2013, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2012 and include benefits attributable to estimated future employee service.

Pension
Benefits

(In Millions)

2013	$193
2014	203
2015	202
2016	200
2017	197
Years 2018-2022	936

Health Plans

The Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010 (collectively, the “Health Acts”), signed into law in March 2010, have both immediate and long-term financial reporting implications for many employers who sponsor health plans for active employees and retirees. While many of the provisions of the Health Acts do not take effect until future years and are intended to coincide with fundamental changes to the healthcare system, current-period measurement of the benefits obligation is required to reflect an estimate of the potential implications of presently enacted law changes absent consideration of potential future plan modifications. Management, in consultation with its actuarial advisors in respect of the Plan, has concluded the Health Acts have no material impact on the calculations on future benefit levels due to the caps on the Company subsidy. Any increases in plan cost, including those associated under the Excise Tax on high cost plans, are anticipated to be passed on to retirees.

Included among the major provisions of the Health Acts is a change in the tax treatment of the Medicare Part D subsidy. The subsidy came into existence with the enactment of the Medicare Modernization Act (“MMA”) in 2003 and is available to sponsors of retiree health benefit plans with a prescription drug benefit that is “actuarially equivalent” to the benefit provided by the Medicare Part D program. Prior to the Health Acts, sponsors were permitted to deduct the full cost of these retiree prescription drug plans without reduction for subsidies received. Although the Medicare Part D subsidy does not become taxable until years beginning after December 31, 2012, the effects of changes in tax law had to be recognized immediately in the income statement of the period of enactment. When MMA was enacted, the Company reduced its health benefits obligation to reflect the expected future subsidies from this program but did not establish a deferred tax asset for the value of the related future tax deductions. Consequently, passage of the Health Acts did not result in adjustment of the deferred tax accounts.

Since December 31, 1999, AXA Financial, Inc. has legally assumed primary liability from AXA Equitable for all current and future obligations of its Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with these plans, as described in Note 11. In 2011, AXA Equitable eliminated any subsidy for retiree medical and dental coverage for individuals retiring on or after May 1, 2012 as well as a $10,000 retiree life insurance benefit for individuals retiring on or after January 1, 2012. As a result, the Company recognized a one-time reduction in benefits expense of approximately $37 million in 2011.